Employee Benefit Plans (Options outstanding) (Details)	Dec. 31, 2016 $ / shares shares
$24.34
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options | shares	2,000
Option Price | $ / shares	$ 24.34
$24.61
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options | shares	1,000
Option Price | $ / shares	$ 24.61
$24.28
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options | shares	2,000
Option Price | $ / shares	$ 24.28
$23.49
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options | shares	12,000
Option Price | $ / shares	$ 23.49
$22.91
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options | shares	2,500
Option Price | $ / shares	$ 22.91
$22.91
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options | shares	2,000
Option Price | $ / shares	$ 22.91